Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 46,506,653		¥ 44,838,191
Finite-Lived License Agreements, Accumulated Amortization	(38,909,009)		(37,060,309)
Finite-Lived License Agreements, Impairment Amount	(212,657)		(228,853)
Finite-Lived License Agreements, Net	7,384,987	$ 1,052,352	7,549,029
Finite-Lived License Agreements, Gross, Current	7,890,083		7,773,805
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,357,234)		(7,177,844)
Finite-Lived License Agreements, Impairment Amount, Current	(10,354)		(13,440)
Net carrying value, current portion	522,495	74,455	582,521
Gross carrying value, non-current portion	38,616,570		37,064,386
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(31,551,775)		(29,882,465)
Finite-Lived License Agreements, Impairment Amount, Non-current	(202,303)		(215,413)
Net carrying value, non-current portion	6,862,492	977,897	6,966,508
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	8,328,984		7,667,525
Finite-Lived License Agreements, Accumulated Amortization	(8,328,984)		(7,667,525)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	0	0	0
Finite-Lived License Agreements, Gross, Current	8,328,984		7,667,525
Finite-Lived License Agreements, Accumulated Amortization, Current	(8,328,984)		(7,667,525)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	0	0	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	54,835,637		52,505,716
Finite-Lived License Agreements, Accumulated Amortization	(47,237,993)		(44,727,834)
Finite-Lived License Agreements, Impairment Amount	(212,657)		(228,853)
Finite-Lived License Agreements, Net	7,384,987	1,052,352	7,549,029
Finite-Lived License Agreements, Gross, Current	16,219,067		15,441,330
Finite-Lived License Agreements, Accumulated Amortization, Current	(15,686,218)		(14,845,369)
Finite-Lived License Agreements, Impairment Amount, Current	(10,354)		(13,440)
Net carrying value, current portion	522,495	74,455	582,521
Gross carrying value, non-current portion	38,616,570		37,064,386
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(31,551,775)		(29,882,465)
Finite-Lived License Agreements, Impairment Amount, Non-current	(202,303)		(215,413)
Net carrying value, non-current portion	¥ 6,862,492	$ 977,897	¥ 6,966,508